FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of detailed information about capital management (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [abstract]
Share capital	$ 85,147,700	$ 79,841,286
Reserves	8,940,059	8,411,647
Deficit	(63,209,457)	(60,965,897)
Common share purchase warrants	0	31,888
Capital	$ 30,878,302	$ 27,318,924